UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2007

1.808792.103

SI-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 29.4%
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp. 0% 4/15/24		$ 450	$ 612
Nonconvertible Bonds - 29.4%
CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.1%
Affinia Group, Inc. 9% 11/30/14		2,950	2,758
Delco Remy International, Inc.:
9.375% 4/15/12 (c)		590	561
11% 5/1/09 (c)		695	660
Visteon Corp. 7% 3/10/14		4,185	3,264
			7,243
Automobiles - 0.4%
DaimlerChrysler NA Holding Corp. 4.375% 3/16/10	EUR	1,350	1,913
General Motors Corp.:
8.375% 7/5/33	EUR	1,000	1,250
8.375% 7/15/33		21,450	18,876
			22,039
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		2,990	3,140
Hotels, Restaurants & Leisure - 1.0%
Carrols Corp. 9% 1/15/13		4,095	3,900
Gaylord Entertainment Co.:
6.75% 11/15/14		3,690	3,542
8% 11/15/13		920	927
Mandalay Resort Group:
6.375% 12/15/11		4,220	4,209
6.5% 7/31/09		1,995	1,997
MGM Mirage, Inc.:
6% 10/1/09		1,050	1,043
6.625% 7/15/15		1,595	1,513
6.75% 9/1/12		1,310	1,290
6.75% 4/1/13		1,020	997
6.875% 4/1/16		1,935	1,855
7.5% 6/1/16		1,965	1,945
8.5% 9/15/10		435	455
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Mohegan Tribal Gaming Authority 6.875% 2/15/15		$ 2,140	$ 2,105
OSI Restaurant Partners, Inc. 10% 6/15/15 (g)		6,990	6,186
Scientific Games Corp. 6.25% 12/15/12		660	634
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)		1,540	1,552
Six Flags, Inc.:
9.625% 6/1/14		1,095	909
9.75% 4/15/13		7,360	6,256
Speedway Motorsports, Inc. 6.75% 6/1/13		3,495	3,425
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		3,328	3,095
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		2,555	2,683
Vail Resorts, Inc. 6.75% 2/15/14		5,060	4,934
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)		1,070	749
9% 1/15/12		575	562
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)		1,460	1,460
Wheeling Island Gaming, Inc. 10.125% 12/15/09		735	737
			58,960
Household Durables - 0.0%
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (g)		1,755	1,764
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		720	677
Media - 2.7%
AMC Entertainment, Inc. 11% 2/1/16		2,610	2,793
Cablemas SA de CV (Reg. S) 9.375% 11/15/15		5,410	5,843
CanWest Media, Inc. 8% 9/15/12		860	836
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15		15,983	16,223
11% 10/1/15		1,290	1,313
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10		3,850	3,927
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.: - continued
10.25% 9/15/10		$ 2,720	$ 2,795
CSC Holdings, Inc.:
7.25% 4/15/12		7,060	6,795
7.625% 4/1/11		2,580	2,586
7.625% 7/15/18		10,760	10,276
7.875% 2/15/18		12,905	12,421
EchoStar Communications Corp.:
6.375% 10/1/11		3,705	3,668
6.625% 10/1/14		9,095	9,140
7% 10/1/13		3,800	3,895
7.125% 2/1/16		4,615	4,753
Haights Cross Communications, Inc. 0% 8/15/11 (e)		1,550	1,240
iesy Repository GmbH 10.375% 2/15/15 (g)		1,205	1,232
Liberty Media Corp.:
8.25% 2/1/30		5,895	5,777
8.5% 7/15/29		13,390	13,536
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	3
MediMedia USA, Inc. 11.375% 11/15/14 (g)		850	880
PanAmSat Corp.:
6.375% 1/15/08		490	488
9% 8/15/14		4,820	4,941
9% 6/15/16		2,240	2,302
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		3,280	3,362
10.375% 9/1/14 (g)		9,610	10,523
Sun Media Corp. Canada 7.625% 2/15/13		635	618
The Reader's Digest Association, Inc. 9% 2/15/17 (g)		3,000	2,730
TL Acquisitions, Inc. 10.5% 1/15/15 (g)		21,420	20,992
Videotron Ltee 6.875% 1/15/14		550	538
			156,426
Multiline Retail - 0.2%
Dollar General Corp. 10.625% 7/15/15 (g)		11,065	10,346
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14		4,104	3,899
			14,245
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.6%
AutoNation, Inc. 7.36% 4/15/13 (j)		$ 1,000	$ 963
Claire's Stores, Inc.:
9.25% 6/1/15 (g)		3,085	2,699
9.625% 6/1/15 pay-in-kind (g)		2,975	2,440
10.5% 6/1/17 (g)		3,420	2,719
Michaels Stores, Inc.:
0% 11/1/16 (e)		445	276
10% 11/1/14		4,990	5,115
11.375% 11/1/16		12,060	12,392
Sally Holdings LLC:
9.25% 11/15/14		5,120	5,171
10.5% 11/15/16		730	728
			32,503
Textiles, Apparel & Luxury Goods - 0.2%
Levi Strauss & Co.:
8.875% 4/1/16		7,535	7,686
9.75% 1/15/15		3,880	4,079
			11,765
TOTAL CONSUMER DISCRETIONARY			308,762
CONSUMER STAPLES - 0.5%
Beverages - 0.0%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (g)		1,527	1,550
Food & Staples Retailing - 0.2%
Albertsons, Inc. 7.25% 5/1/13		1,180	1,171
Rite Aid Corp.:
9.375% 12/15/15 (g)		2,870	2,683
9.5% 6/15/17 (g)		4,310	4,030
SUPERVALU, Inc. 7.5% 11/15/14		1,960	2,004
			9,888
Food Products - 0.3%
Bertin Ltda 10.25% 10/5/16 (g)		1,685	1,809
Gruma SA de CV 7.75%		5,310	5,376
Hines Nurseries, Inc. 10.25% 10/1/11		370	252
Michael Foods, Inc. 8% 11/15/13		420	420
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		$ 900	$ 914
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)		3,250	3,055
Smithfield Foods, Inc. 7.75% 7/1/17		2,810	2,880
			14,706
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		260	244
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		470	465
Tobacco - 0.0%
BAT Holdings BV 4.375% 9/15/14	EUR	1,500	2,024
TOTAL CONSUMER STAPLES			28,877
ENERGY - 3.2%
Energy Equipment & Services - 0.2%
CHC Helicopter Corp. 7.375% 5/1/14		3,185	3,010
Complete Production Services, Inc. 8% 12/15/16		3,930	3,901
Ocean Rig Norway AS 8.375% 7/1/13 (g)		1,020	1,030
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		1,790	2,111
Seabulk International, Inc. 9.5% 8/15/13		3,290	3,512
			13,564
Oil, Gas & Consumable Fuels - 3.0%
ANR Pipeline, Inc. 7.375% 2/15/24		2,165	2,379
Atlas Pipeline Partners LP 8.125% 12/15/15		4,710	4,663
Berry Petroleum Co. 8.25% 11/1/16		2,930	2,967
Chaparral Energy, Inc.:
8.5% 12/1/15		2,530	2,372
8.875% 2/1/17 (g)		2,070	1,946
Chesapeake Energy Corp.:
6.5% 8/15/17		8,855	8,611
6.875% 11/15/20		7,280	7,125
7% 8/15/14		865	877
7.5% 6/15/14		850	871
7.625% 7/15/13		8,300	8,653
Colorado Interstate Gas Co. 6.8% 11/15/15		5,320	5,453
Drummond Co., Inc. 7.375% 2/15/16 (g)		4,000	3,680
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Encore Acquisition Co. 6.25% 4/15/14		$ 1,500	$ 1,395
EXCO Resources, Inc. 7.25% 1/15/11		570	567
Forest Oil Corp. 8% 12/15/11		480	498
Gaz Capital SA (Luxembourg):
5.03% 2/25/14	EUR	1,250	1,677
6.58% 10/31/13	GBP	900	1,775
Harvest Operations Corp. 7.875% 10/15/11		1,170	1,135
InterNorth, Inc. 9.625% 3/16/06 (c)		935	236
Mariner Energy, Inc. 8% 5/15/17		1,420	1,392
Massey Energy Co. 6.875% 12/15/13		6,330	5,871
Northwest Pipeline Corp. 6.625% 12/1/07		285	285
OPTI Canada, Inc. 7.875% 12/15/14 (g)		5,250	5,263
Pan American Energy LLC 7.75% 2/9/12 (g)		6,265	6,108
Peabody Energy Corp.:
7.375% 11/1/16		5,640	5,950
7.875% 11/1/26		5,640	5,950
Pemex Project Funding Master Trust:
5.5% 2/24/25 (g)	EUR	750	1,019
6.625% 6/15/35		6,020	6,195
Petrohawk Energy Corp. 9.125% 7/15/13		6,000	6,315
Petroleos de Venezuela SA:
5.25% 4/12/17		10,555	7,811
5.375% 4/12/27		9,470	6,013
Petrozuata Finance, Inc.:
7.63% 4/1/09 (g)		6,378	6,354
8.22% 4/1/17 (g)		6,748	6,815
Pogo Producing Co.:
6.875% 10/1/17		4,290	4,311
7.875% 5/1/13		2,605	2,644
Range Resources Corp. 7.375% 7/15/13		2,190	2,234
Repsol International Finance BV 4.769% 2/16/12 (j)	EUR	1,000	1,398
Ship Finance International Ltd. 8.5% 12/15/13		7,015	7,208
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,498
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (g)		1,220	1,202
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	557
7.5% 4/1/17		7,600	8,228
7.625% 4/1/37		1,035	1,103
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tennessee Gas Pipeline Co.: - continued
8.375% 6/15/32		$ 1,155	$ 1,327
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		330	342
8.875% 7/15/12		1,455	1,622
Venoco, Inc. 8.75% 12/15/11		1,470	1,470
W&T Offshore, Inc. 8.25% 6/15/14 (g)		5,300	5,154
YPF SA 10% 11/2/28		4,335	5,029
			173,548
TOTAL ENERGY			187,112
FINANCIALS - 6.2%
Capital Markets - 0.1%
Mizuho Capital Investment Europe 1 Ltd. 5.02% (j)	EUR	800	1,107
Morgan Stanley 4.521% 7/20/12 (j)	EUR	2,880	4,023
			5,130
Commercial Banks - 2.1%
Alliance & Leicester PLC 4.25% 12/30/08	GBP	1,250	2,486
Banca Popolare di Bergamo 8.364% (j)	EUR	1,000	1,543
Banca Popolare di Lodi Investor Trust III 6.742% (j)	EUR	1,300	1,849
Banco Nacional de Desenvolvimento Economico e Social 5.84% 6/16/08 (j)		18,675	18,582
Bank of Tokyo-Mitsubishi Ltd. 3.5% 12/16/15 (j)	EUR	1,150	1,541
BBVA Bancomer SA (Cayman Islands) (Reg. S) 4.799% 5/17/17 (j)	EUR	1,725	2,379
Caja Madrid SA 4.484% 10/17/16 (j)	EUR	1,500	2,109
City of Kiev 8.75% 8/8/08 (Issued by Dresdner Bank AG for City of Kiev)		1,170	1,192
Credit Agricole SA 4.746% 9/30/08 (j)	EUR	1,000	1,424
Development Bank of Philippines 8.375% (j)		5,155	5,335
DnB NOR Bank ASA 5.0586% 8/11/09 (j)	CAD	1,500	1,513
Eksportfinans AS 6% 9/6/10	GBP	8,500	17,571
EXIM of Ukraine 7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		1,985	2,000
Export-Import Bank of India 1.465% 6/7/12 (j)	JPY	320,000	2,756
Fortis Banque SA 5.757% 10/4/17	EUR	600	856
HBOS Treasury Services PLC 4.8886% 1/19/10 (j)	CAD	1,500	1,512
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
JPMorgan Chase Bank 4.375% 11/30/21 (j)	EUR	1,500	$ 1,958
Korea Development Bank (Reg.) 0.87% 6/28/10	JPY	600,000	5,129
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		3,260	3,219
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		7,090	7,445
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM)		300	315
Natixis SA 4.485% 1/26/17 (j)	EUR	1,100	1,529
Rabobank Nederland 4.125% 4/4/12	EUR	10,000	14,042
Royal Bank of Scotland Group PLC 6.666% 12/31/49	CAD	1,300	1,329
Russian Standard Finance SA 6.825% 9/16/09	EUR	1,250	1,625
Santander Finance Preferred SA Unipersonal 7.005% (j)	GBP	800	1,613
Santander Issuances SA Unipersonal 5.75% 1/31/18 (j)	GBP	800	1,574
SMFG Finance Ltd. 6.164% (j)	GBP	600	1,120
Standard Chartered Bank:
3.625% 2/3/17 (f)	EUR	385	509
5.026% 3/28/18 (j)	EUR	1,250	1,723
Sumitomo Mitsui Banking Corp.:
(Reg. S) 4.375% (j)	EUR	2,000	2,496
1.8563% (j)	JPY	100,000	875
TuranAlem Finance BV 6.25% 9/27/11	EUR	1,750	2,235
UniCredito Italiano Capital Trust I 4.028% (j)	EUR	2,750	3,414
Vimpel Communications:
8% 2/11/10 (Issued by UBS Luxembourg SA for Vimpel Communications)		6,011	6,203
10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)		1,830	1,928
			124,929
Consumer Finance - 0.7%
ACE Cash Express, Inc. 10.25% 10/1/14 (g)		1,420	1,438
Ford Credit Europe PLC 5.726% 9/30/09 (j)	EUR	1,500	1,989
Ford Motor Credit Co. LLC:
5.8% 1/12/09		485	468
7.375% 10/28/09		2,085	2,044
7.875% 6/15/10		2,770	2,708
9.875% 8/10/11		7,610	7,708
GE Capital European Funding 4.75% 9/28/12	EUR	2,050	2,903
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
General Motors Acceptance Corp.:
6.75% 12/1/14		$ 4,945	$ 4,525
6.875% 9/15/11		5,190	4,956
6.875% 8/28/12		6,460	6,059
HSBC Finance Corp. 4.875% 5/30/17	EUR	2,450	3,371
SLM Corp.:
4.88% 6/15/09 (j)	EUR	550	755
4.93% 12/15/10 (j)	EUR	1,100	1,469
			40,393
Diversified Financial Services - 2.1%
BA Covered Bond 4.125% 4/5/12	EUR	11,350	15,777
Banca Italease SpA 4.46% 2/2/10 (j)	EUR	3,000	4,046
Bank of America Corp. 5.125% 9/26/14	EUR	2,000	2,836
Caisse d'Amort de la Dette Societe 4.125% 4/25/17	EUR	11,500	15,925
Canada Housing Trust No.1 4.65% 9/15/09	CAD	16,600	16,800
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		4,520	4,520
CEMEX Finance Europe BV 4.75% 3/5/14	EUR	1,250	1,697
Cerro Negro Finance Ltd.:
(Reg. S) 7.33% 12/1/09		1,892	1,882
7.33% 12/1/09 (g)		1,890	1,881
Citigroup, Inc. 4.25% 2/25/30 (j)	EUR	1,500	1,775
ExIm Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for ExIm Ukraine)		7,185	7,261
Getin Finance PLC 6.309% 5/13/09 (j)	EUR	650	909
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,056	2,128
Hyundai Capital Services, Inc. 1.6% 3/14/08	JPY	300,000	2,612
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	1,450	1,965
Imperial Tobacco Finance 4.375% 11/22/13	EUR	900	1,211
ITW Finance Europe SA 5.25% 10/1/14 (g)	EUR	950	1,358
KAR Holdings, Inc.:
8.75% 5/1/14 (g)		1,990	1,920
10% 5/1/15 (g)		2,100	1,969
NCO Group, Inc. 11.875% 11/15/14		2,930	2,813
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		14,300	14,407
Pakistan International Sukuk Co. Ltd. 7.5703% 1/27/10 (j)		4,110	4,048
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Red Arrow International Leasing PLC 8.375% 3/31/12	RUB	35,384	$ 1,441
ROSBANK (OJSC JSCB) 8% 9/30/09 (Issued by Dali Capital PLC for ROSBANK (OJSC JSCB))	RUB	26,200	1,055
TransCapitalInvest Ltd. (Reg. S) 5.381% 6/27/12	EUR	1,400	1,956
WaMu Covered Bond Program 4.375% 5/19/14	EUR	3,900	5,420
			119,612
Insurance - 0.2%
Amlin PLC 6.5% 12/19/26 (j)	GBP	1,000	1,914
Eureko BV 5.125% (j)	EUR	1,500	2,025
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (j)	EUR	1,200	1,553
Muenchener Rueckversicherungs-Gesellschaft AG 5.767% (j)	EUR	1,800	2,520
Novae Group plc 8.375% 4/27/17 (j)	GBP	450	922
Old Mutual plc 4.5% 1/18/17 (j)	EUR	1,000	1,385
Wuerttembergische Lebens AG 5.375% 6/1/26 (j)	EUR	800	1,075
			11,394
Real Estate Investment Trusts - 0.3%
BF Saul REIT 7.5% 3/1/14		3,400	3,179
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)		6,640	6,507
Senior Housing Properties Trust 7.875% 4/15/15		6,211	6,475
			16,161
Real Estate Management & Development - 0.7%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		3,265	3,118
8.125% 6/1/12		2,590	2,564
Inversiones y Representaciones SA 8.5% 2/2/17 (g)		6,920	6,159
Realogy Corp.:
10.5% 4/15/14 (g)		18,585	15,704
11% 4/15/14 pay-in-kind (g)		15,315	12,443
12.375% 4/15/15 (g)		2,075	1,546
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	1,250	1,662
			43,196
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Residential Capital Corp. 6.375% 5/17/13	GBP	500	$ 766
TOTAL FINANCIALS			361,581
HEALTH CARE - 1.2%
Health Care Equipment & Supplies - 0.0%
Invacare Corp. 9.75% 2/15/15		1,530	1,530
Health Care Providers & Services - 1.0%
Cardinal Health, Inc. 9.5% 4/15/15 pay-in-kind (g)		5,520	5,244
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,936
DaVita, Inc. 6.625% 3/15/13		530	522
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		1,000	1,038
HCA, Inc.:
9.125% 11/15/14 (g)		5,745	6,075
9.25% 11/15/16 (g)		10,235	10,862
9.625% 11/15/16 pay-in-kind (g)		10,995	11,751
Rural/Metro Corp. 9.875% 3/15/15		1,355	1,274
Skilled Healthcare Group, Inc. 11% 1/15/14		3,652	3,990
Sun Healthcare Group, Inc. 9.125% 4/15/15 (g)		310	317
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		3,040	3,070
Tenet Healthcare Corp.:
9.25% 2/1/15		795	702
9.875% 7/1/14		1,240	1,135
U.S. Oncology, Inc. 9% 8/15/12		1,300	1,297
Vanguard Health Holding Co. I 0% 10/1/15 (e)		585	437
Vanguard Health Holding Co. II LLC 9% 10/1/14		7,390	7,131
			56,781
Life Sciences Tools & Services - 0.1%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		1,770	1,788
Pharmaceuticals - 0.1%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		1,585	1,530
Leiner Health Products, Inc. 11% 6/1/12		1,885	1,583
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan Laboratories, Inc. 6.375% 8/15/15		$ 640	$ 680
Schering-Plough Corp. 5.375% 10/1/14	EUR	2,190	3,128
			6,921
TOTAL HEALTH CARE			67,020
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.2%
Alion Science & Technology Corp. 10.25% 2/1/15		800	744
Hawker Beechcraft Acquisition Co. LLC:
8.5% 4/1/15 (g)		4,100	4,182
8.875% 4/1/15 pay-in-kind (g)		4,100	4,110
Hexcel Corp. 6.75% 2/1/15		2,350	2,327
Orbimage Holdings, Inc. 14.88% 7/1/12 (j)		1,720	1,875
			13,238
Airlines - 0.1%
Continental Airlines, Inc. 6.903% 4/19/22		820	771
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		16,400	984
10% 8/15/08 (a)		1,255	75
Northwest Airlines Corp. 10% 2/1/09 (a)		1,895	171
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		1,365	137
8.875% 6/1/06 (a)		1,355	122
			2,260
Building Products - 0.0%
Compagnie de St. Gobain 4.447% 4/11/12 (j)	EUR	1,250	1,746
Commercial Services & Supplies - 0.4%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		160	154
Allied Security Escrow Corp. 11.375% 7/15/11		2,255	2,142
Allied Waste North America, Inc.:
6.5% 11/15/10		830	836
7.125% 5/15/16		5,645	5,751
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		3,085	2,869
9.25% 5/1/21		680	707
FTI Consulting, Inc.:
7.625% 6/15/13		720	706
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
FTI Consulting, Inc.: - continued
7.75% 10/1/16		$ 1,390	$ 1,439
Mac-Gray Corp. 7.625% 8/15/15		680	670
R.H. Donnelley Finance Corp. I 10.875% 12/15/12 (g)		550	582
West Corp. 9.5% 10/15/14		8,620	8,900
			24,756
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		1,250	1,263
Electrical Equipment - 0.1%
Coleman Cable, Inc. 9.875% 10/1/12 (g)		1,040	1,022
General Cable Corp. 7.125% 4/1/17		680	673
Sensus Metering Systems, Inc. 8.625% 12/15/13		900	878
			2,573
Industrial Conglomerates - 0.0%
Siemens Financieringsmaatschap NV 6.125% 9/14/66 (j)	GBP	1,075	2,078
Machinery - 0.3%
Chart Industries, Inc. 9.125% 10/15/15		1,160	1,198
Cummins, Inc. 7.125% 3/1/28		2,250	2,323
Invensys PLC 9.875% 3/15/11 (g)		56	59
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16		800	808
9.5% 8/1/14		6,075	6,318
11.75% 8/1/16		5,160	5,521
			16,227
Marine - 0.2%
CMA CGM SA (Reg. S) 5.5% 5/16/12	EUR	875	1,191
Navios Maritime Holdings, Inc. 9.5% 12/15/14		4,460	4,627
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		1,795	1,714
US Shipping Partners LP 13% 8/15/14		3,185	3,169
			10,701
Road & Rail - 0.3%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14 (g)		3,480	3,458
7.625% 12/1/13 (g)		1,700	1,683
Kansas City Southern Railway Co.:
7.5% 6/15/09		3,165	3,197
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Kansas City Southern Railway Co.: - continued
9.5% 10/1/08		$ 1,350	$ 1,377
TFM SA de CV 9.375% 5/1/12		6,450	6,773
			16,488
Trading Companies & Distributors - 0.2%
Glencore Finance (Europe) SA:
5.375% 9/30/11	EUR	800	1,131
6.5% 2/27/19	GBP	600	1,157
Penhall International Corp. 12% 8/1/14 (g)		1,515	1,538
VWR Funding, Inc. 10.25% 7/15/15 (g)		8,530	8,274
			12,100
TOTAL INDUSTRIALS			103,430
INFORMATION TECHNOLOGY - 3.1%
Communications Equipment - 0.7%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14		6,290	6,314
Lucent Technologies, Inc.:
6.45% 3/15/29		17,840	14,807
6.5% 1/15/28		6,810	5,652
Nortel Networks Corp.:
9.61% 7/15/11 (g)(j)		3,760	3,751
10.125% 7/15/13 (g)		3,730	3,833
10.75% 7/15/16 (g)		3,760	3,939
			38,296
IT Services - 0.6%
Iron Mountain, Inc.:
6.625% 1/1/16		10,955	10,188
7.75% 1/15/15		4,830	4,782
8.25% 7/1/11		535	532
8.625% 4/1/13		2,900	2,936
8.75% 7/15/18		5,160	5,366
SunGard Data Systems, Inc.:
9.125% 8/15/13		5,280	5,491
10.25% 8/15/15		3,620	3,783
			33,078
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.4%
Xerox Capital Trust I 8% 2/1/27		$ 4,585	$ 4,562
Xerox Corp.:
6.4% 3/15/16		8,000	8,048
7.625% 6/15/13		12,010	12,520
			25,130
Semiconductors & Semiconductor Equipment - 1.4%
Amkor Technology, Inc. 9.25% 6/1/16		8,085	8,125
ASML Holding NV 5.75% 6/13/17	EUR	2,000	2,672
Avago Technologies Finance Ltd.:
11.08% 6/1/13 (j)		4,560	4,651
11.875% 12/1/15		8,045	8,970
Freescale Semiconductor, Inc.:
8.875% 12/15/14		12,640	12,214
9.125% 12/15/14 pay-in-kind		34,460	31,789
10.125% 12/15/16		6,150	5,720
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8.9444% 12/15/11 (j)		735	617
New ASAT Finance Ltd. 9.25% 2/1/11		2,100	1,365
Viasystems, Inc. 10.5% 1/15/11		4,065	4,085
			80,208
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (g)		870	835
TOTAL INFORMATION TECHNOLOGY			177,547
MATERIALS - 2.7%
Chemicals - 0.6%
America Rock Salt Co. LLC 9.5% 3/15/14		3,940	4,019
Bayer AG:
4.296% 4/10/10 (j)	EUR	1,250	1,774
5.625% 5/23/18	GBP	750	1,461
Huntsman LLC 11.625% 10/15/10		466	494
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		6,095	6,156
MacDermid, Inc. 9.5% 4/15/17 (g)		500	483
Momentive Performance Materials, Inc.:
9.75% 12/1/14 (g)		4,390	4,324
10.125% 12/1/14 pay-in-kind (g)		9,200	9,039
11.5% 12/1/16 (g)		5,920	5,831
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
SABIC Europe BV 4.5% 11/28/13	EUR	1,250	$ 1,690
Sterling Chemicals, Inc. 10.25% 4/1/15 (g)		1,600	1,640
			36,911
Construction Materials - 0.0%
Imerys 5% 4/18/17	EUR	1,450	1,978
Containers & Packaging - 0.5%
AEP Industries, Inc. 7.875% 3/15/13		640	624
BWAY Corp. 10% 10/15/10		1,175	1,204
Constar International, Inc. 11% 12/1/12		2,530	1,872
Crown Cork & Seal, Inc.:
7.375% 12/15/26		355	335
7.5% 12/15/96		3,685	3,022
8% 4/15/23		2,980	2,898
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		895	882
8.25% 5/15/13		3,390	3,492
8.875% 2/15/09		1,029	1,039
Tekni-Plex, Inc. 10.875% 8/15/12		980	1,039
Vitro SAB de CV:
8.625% 2/1/12		8,135	8,013
9.125% 2/1/17		2,210	2,171
			26,591
Metals & Mining - 1.5%
Aleris International, Inc. 9% 12/15/14		2,790	2,581
CAP SA 7.375% 9/15/36 (g)		1,730	1,638
Compass Minerals International, Inc.:
0% 12/15/12 (e)		1,330	1,343
0% 6/1/13 (e)		2,260	2,254
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (g)		5,265	5,134
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		5,830	6,683
Evraz Group SA (Reg. S) 8.25% 11/10/15		3,675	3,689
Evraz Securities SA 10.875% 8/3/09		5,500	5,844
FMG Finance Property Ltd.:
10% 9/1/13 (g)		3,805	4,157
10.625% 9/1/16 (g)		2,835	3,338
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		4,200	4,295
Corporate Bonds - continued
		PrincipalAmount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Freeport-McMoRan Copper & Gold, Inc.: - continued
8.25% 4/1/15		$ 4,070	$ 4,385
8.375% 4/1/17		11,870	12,909
8.5463% 4/1/15 (j)		6,220	6,453
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		1,335	1,405
Gerdau SA 8.875% (g)		2,590	2,726
International Steel Group, Inc. 6.5% 4/15/14		10,550	10,497
Ispat Inland ULC 9.75% 4/1/14		932	1,015
PNA Intermediate Holding Corp. 12.5575% 2/15/13 pay-in-kind (g)(j)		1,680	1,646
RathGibson, Inc. 11.25% 2/15/14		5,905	5,994
			87,986
Paper & Forest Products - 0.1%
Glatfelter 7.125% 5/1/16		550	539
NewPage Corp. 11.6063% 5/1/12 (j)		1,770	1,912
			2,451
TOTAL MATERIALS			155,917
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 3.0%
Citizens Communications Co.:
7.875% 1/15/27		3,700	3,608
9% 8/15/31		8,370	8,412
Deutsche Telekom International Finance BV:
4.5% 10/25/13	EUR	750	1,034
6.125% 12/4/07	EUR	1,289	1,841
Embarq Corp.:
7.082% 6/1/16		1,116	1,157
7.995% 6/1/36		8,910	9,494
Eschelon Operating Co. 8.375% 3/15/10		2,196	2,152
France Telecom SA 4.375% 2/21/12	EUR	550	767
Intelsat Ltd.:
9.25% 6/15/16		2,240	2,318
11.25% 6/15/16		9,865	10,580
Level 3 Financing, Inc.:
8.75% 2/15/17		8,590	8,289
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Financing, Inc.: - continued
12.25% 3/15/13		$ 9,580	$ 10,682
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)		5,425	5,751
NTL Cable PLC:
8.75% 4/15/14		6,865	6,968
9.125% 8/15/16		3,065	3,180
Qwest Capital Funding, Inc.:
7.625% 8/3/21		370	339
7.75% 2/15/31		370	333
Qwest Corp.:
7.5% 10/1/14		760	794
7.875% 9/1/11		2,980	3,136
8.875% 3/15/12		24,535	26,774
8.9444% 6/15/13 (j)		9,470	10,157
Telecom Egypt SAE 9.672% 2/4/10 (j)	EGP	3,565	646
Telefonica de Argentina SA 9.125% 11/7/10		2,037	2,113
Telenet Group Holding NV 0% 6/15/14 (e)(g)		6,992	6,677
U.S. West Capital Funding, Inc.:
6.5% 11/15/18		285	252
6.875% 7/15/28		1,855	1,591
U.S. West Communications:
6.875% 9/15/33		27,138	25,374
7.125% 11/15/43		220	203
7.2% 11/10/26		875	838
7.25% 9/15/25		1,780	1,749
7.25% 10/15/35		5,830	5,655
7.5% 6/15/23		1,880	1,861
Wind Acquisition Finance SA 10.75% 12/1/15 (g)		7,315	8,047
			172,772
Wireless Telecommunication Services - 1.2%
American Tower Corp. 7.125% 10/15/12		10,745	11,014
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		7,015	7,436
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		6,050	6,156
Digicel Group Ltd. 9.25% 9/1/12 (g)		1,880	1,932
MetroPCS Wireless, Inc. 9.25% 11/1/14 (g)		5,800	5,902
Millicom International Cellular SA 10% 12/1/13		10,710	11,406
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Mobile Telesystems Finance SA:
8.375% 10/14/10 (g)		$ 9,800	$ 10,143
9.75% 1/30/08 (Reg. S)		2,990	3,015
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		3,765	3,596
Telecom Personal SA 9.25% 12/22/10 (g)		10,245	10,450
			71,050
TOTAL TELECOMMUNICATION SERVICES			243,822
UTILITIES - 1.2%
Electric Utilities - 0.7%
AES Gener SA 7.5% 3/25/14		3,410	3,563
Chivor SA E.S.P. 9.75% 12/30/14 (g)		3,255	3,581
Edison Mission Energy:
7.5% 6/15/13		8,960	9,206
7.75% 6/15/16		4,965	5,139
Intergen NV 9% 6/30/17 (g)		7,670	8,073
National Power Corp. 6.875% 11/2/16 (g)		2,270	2,259
Reliant Energy, Inc.:
7.625% 6/15/14		4,630	4,653
7.875% 6/15/17		3,680	3,680
			40,154
Gas Utilities - 0.3%
Southern Natural Gas Co.:
7.35% 2/15/31		7,350	7,616
8% 3/1/32		4,170	4,603
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		6,875	6,301
			18,520
Independent Power Producers & Energy Traders - 0.2%
Enron Corp.:
Series A, 8.375% 5/23/05 (c)		2,500	725
6.4% 7/15/06 (c)		9,815	2,478
6.625% 11/15/05 (c)		2,200	556
6.725% 11/17/08 (c)(j)		684	166
6.75% 8/1/09 (c)		550	139
6.875% 10/15/07 (c)		1,330	336
6.95% 7/15/28 (c)		1,204	292
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Enron Corp.: - continued
7.125% 5/15/49 (c)		$ 235	$ 59
7.375% 5/15/19 (c)		1,400	357
7.875% 6/15/03 (c)		235	59
9.125% 4/1/03 (c)		50	13
9.875% 6/5/03 (c)		4,720	1,192
NRG Energy, Inc.:
7.25% 2/1/14		655	657
7.375% 2/1/16		1,200	1,205
Tenaska Alabama Partners LP 7% 6/30/21 (g)		1,097	1,102
			9,336
Multi-Utilities - 0.0%
Aquila, Inc. 14.875% 7/1/12		1,615	2,035
Utilicorp United, Inc. 9.95% 2/1/11 (j)		39	42
			2,077
TOTAL UTILITIES			70,087
TOTAL NONCONVERTIBLE BONDS			1,704,155
TOTAL CORPORATE BONDS (Cost $1,684,177)			1,704,767
U.S. Government and Government Agency Obligations - 21.7%

U.S. Government Agency Obligations - 5.0%
Fannie Mae:
3.25% 1/15/08		89,580	89,087
5.125% 9/2/08		1,945	1,953
5.375% 6/12/17		21,150	21,750
6% 5/15/11		6,400	6,720
6.625% 9/15/09		48	50
7.25% 1/15/10		17,761	18,845
Federal Home Loan Bank:
4.5% 10/14/08		5,975	5,971
5.8% 9/2/08		1,680	1,697
Freddie Mac:
3.625% 9/15/08		49,805	49,353
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
4.875% 2/17/09		$ 2,851	$ 2,866
5.125% 4/18/08		14,000	14,020
5.5% 7/18/16		66,000	68,480
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		4,750	4,999
Private Export Funding Corp.:
secured 5.685% 5/15/12		1,285	1,341
4.974% 8/15/13		1,515	1,537
Small Business Administration guaranteed development participation certificates Series 2003 P10B, 5.136% 8/10/13		1,059	1,060
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			289,729
U.S. Treasury Inflation Protected Obligations - 0.7%
U.S. Treasury Inflation-Indexed Notes 2.5% 7/15/16		38,679	39,405
U.S. Treasury Obligations - 16.0%
U.S. Treasury Bonds:
6.125% 8/15/29		105,150	122,664
6.25% 8/15/23		61,500	70,653
U.S. Treasury Notes:
4% 8/31/09 (h)		33,795	33,823
4.125% 8/31/12 (h)		256,480	255,470
4.25% 8/15/14		67,500	67,025
4.375% 12/15/10		10,000	10,102
4.5% 3/31/09		60,135	60,600
4.5% 5/15/10 (h)		99,827	101,080
4.5% 11/15/15		5,500	5,507
4.625% 7/31/09		30,000	30,345
4.625% 7/31/12		40,000	40,697
4.75% 5/31/12		20,000	20,455
4.75% 8/15/17 (h)		78,000	79,008
4.875% 4/30/08		31,537	31,665
TOTAL U.S. TREASURY OBLIGATIONS			929,094
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,256,565)			1,258,228
U.S. Government Agency - Mortgage Securities - 10.0%
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - 6.9%
3.585% 9/1/33 (j)		$ 757	$ 748
3.721% 6/1/33 (j)		2,392	2,391
3.75% 4/1/34 (j)		2,180	2,153
3.783% 6/1/33 (j)		2,777	2,777
3.905% 5/1/34 (j)		1,233	1,220
3.915% 5/1/33 (j)		861	865
3.926% 9/1/33 (j)		2,291	2,279
3.938% 5/1/34 (j)		974	964
3.965% 9/1/33 (j)		1,660	1,641
3.971% 8/1/33 (j)		1,051	1,043
3.999% 4/1/34 (j)		2,271	2,248
4% 9/1/13 to 5/1/20		4,870	4,631
4% 3/1/34 (j)		2,073	2,053
4.026% 3/1/34 (j)		4,251	4,210
4.03% 6/1/34 (j)		1,831	1,812
4.045% 6/1/33 (j)		2,672	2,667
4.062% 3/1/35 (j)		3,337	3,314
4.115% 4/1/34 (j)		2,807	2,783
4.122% 5/1/34 (j)		2,307	2,288
4.186% 11/1/34 (j)		2,400	2,408
4.191% 9/1/33 (j)		1,429	1,428
4.205% 6/1/34 (j)		2,032	2,014
4.279% 6/1/34 (j)		2,252	2,236
4.329% 1/1/35 (j)		1,988	1,969
4.353% 10/1/19 (j)		248	246
4.371% 11/1/35 (j)		6,604	6,567
4.398% 10/1/33 (j)		1,159	1,145
4.41% 8/1/34 (j)		4,732	4,756
4.411% 7/1/35 (j)		4,319	4,278
4.43% 8/1/34 (j)		5,190	5,156
4.441% 5/1/35 (j)		3,375	3,385
4.46% 8/1/35 (j)		3,480	3,494
4.483% 1/1/35 (j)		1,210	1,201
4.484% 11/1/33 (j)		288	286
4.493% 12/1/34 (j)		89	88
4.5% 5/1/18 to 12/1/18		7,389	7,158
4.511% 3/1/35 (j)		6,172	6,154
4.569% 1/1/35 (j)		1,929	1,918
4.605% 8/1/35 (j)		2,765	2,791
4.642% 6/1/35 (j)		949	950
4.642% 8/1/35 (j)		1,255	1,255
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - continued
4.649% 10/1/34 (j)		$ 689	$ 686
4.649% 1/1/35 (j)		1,245	1,239
4.68% 9/1/34 (j)		3,173	3,162
4.689% 2/1/35 (j)		3,289	3,275
4.728% 2/1/35 (j)		1,527	1,521
4.733% 12/1/35 (j)		8,105	8,089
4.76% 12/1/35 (j)		857	856
4.772% 1/1/35 (j)		1,088	1,084
4.79% 6/1/35 (j)		1,497	1,492
4.798% 4/1/35 (j)		2,340	2,344
4.798% 7/1/35 (j)		1,008	1,004
4.811% 11/1/35 (j)		1,960	1,966
4.817% 12/1/34 (j)		2,481	2,477
4.836% 9/1/34 (j)		2,240	2,237
4.843% 10/1/34 (j)		2,157	2,155
4.844% 7/1/35 (j)		2,110	2,104
4.853% 7/1/35 (j)		1,385	1,381
4.864% 7/1/34 (j)		1,106	1,105
4.87% 1/1/35 (j)		847	848
4.884% 10/1/35 (j)		276	276
4.889% 5/1/35 (j)		340	339
4.895% 11/1/35 (j)		2,011	2,013
4.918% 8/1/34 (j)		2,145	2,144
4.943% 8/1/34 (j)		1,128	1,128
4.952% 3/1/35 (j)		1,189	1,189
4.958% 2/1/35 (j)		1,247	1,247
5% 1/1/14 to 9/1/37 (i)		114,755	110,437
5.005% 2/1/34 (j)		1,730	1,729
5.019% 5/1/35 (j)		2,689	2,691
5.035% 12/1/32 (j)		1,752	1,755
5.076% 10/1/35 (j)		1,522	1,524
5.09% 2/1/35 (j)		1,535	1,537
5.097% 5/1/35 (j)		355	358
5.107% 10/1/35 (j)		849	851
5.117% 7/1/34 (j)		418	419
5.118% 8/1/34 (j)		1,417	1,421
5.126% 8/1/36 (j)		5,930	5,950
5.158% 3/1/36 (j)		2,719	2,730
5.182% 7/1/35 (j)		3,146	3,156
5.253% 11/1/36 (j)		488	491
5.262% 5/1/35 (j)		1,106	1,111
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - continued
5.263% 12/1/36 (j)		$ 587	$ 589
5.282% 4/1/36 (j)		1,049	1,068
5.295% 7/1/35 (j)		6,150	6,179
5.309% 3/1/36 (j)		7,160	7,202
5.332% 1/1/36 (j)		2,573	2,584
5.357% 2/1/36 (j)		1,818	1,827
5.372% 2/1/36 (j)		178	178
5.38% 2/1/37 (j)		649	653
5.386% 3/1/37 (j)		8,327	8,384
5.393% 7/1/35 (j)		489	493
5.423% 2/1/37 (j)		3,034	3,056
5.483% 6/1/47 (j)		500	504
5.488% 2/1/37 (j)		4,116	4,151
5.5% 5/1/11 to 2/1/18		7,302	7,328
5.527% 11/1/36 (j)		962	969
5.617% 2/1/36 (j)		756	764
5.661% 4/1/37 (j)		2,816	2,844
5.675% 4/1/36 (j)		2,694	2,721
5.676% 6/1/36 (j)		1,720	1,739
5.797% 3/1/36 (j)		5,581	5,649
5.807% 1/1/36 (j)		389	393
5.807% 5/1/36 (j)		675	682
5.83% 3/1/36 (j)		1,473	1,492
5.834% 5/1/36 (j)		4,275	4,332
5.854% 6/1/35 (j)		2,532	2,565
5.893% 12/1/36 (j)		1,006	1,018
5.903% 9/1/36 (j)		1,181	1,195
5.938% 5/1/36 (j)		1,774	1,798
5.948% 5/1/36 (j)		665	674
6% 10/1/08 to 1/1/26		15,943	16,200
6% 10/1/37		8,843	8,945
6.031% 4/1/36 (j)		10,845	11,005
6.109% 3/1/37 (j)		1,108	1,125
6.184% 4/1/36 (j)		1,185	1,204
6.226% 3/1/37 (j)		330	334
6.256% 6/1/36 (j)		181	183
6.5% 12/1/12 to 8/1/28		2,134	2,182
7% 9/1/25		4	4
7.5% 1/1/28 to 5/1/37		1,001	1,045
TOTAL FANNIE MAE			401,749
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - 3.1%
3.381% 7/1/33 (j)		$ 1,733	$ 1,721
4% 5/1/19 to 11/1/20		5,347	5,044
4.005% 4/1/34 (j)		3,625	3,576
4.009% 5/1/33 (j)		3,489	3,492
4.08% 7/1/35 (j)		1,590	1,572
4.179% 1/1/35 (j)		3,367	3,346
4.5% 2/1/18 to 8/1/33		4,316	4,153
4.561% 6/1/33 (j)		1,089	1,090
4.655% 5/1/35 (j)		2,332	2,339
4.663% 2/1/35 (j)		8,452	8,387
4.702% 9/1/36 (j)		677	675
4.704% 9/1/35 (j)		4,427	4,421
4.789% 2/1/36 (j)		297	295
4.819% 3/1/35 (j)		640	637
4.822% 5/1/35 (j)		5,599	5,566
4.866% 10/1/35 (j)		1,382	1,381
4.909% 10/1/36 (j)		3,485	3,485
5% 3/1/18 to 7/1/19		6,207	6,112
5.013% 7/1/35 (j)		3,654	3,649
5.02% 1/1/37 (j)		5,592	5,595
5.021% 4/1/35 (j)		103	103
5.037% 4/1/35 (j)		2,698	2,717
5.121% 7/1/35 (j)		985	985
5.271% 2/1/36 (j)		61	61
5.389% 3/1/37 (j)		435	437
5.486% 2/1/37 (j)		2,676	2,686
5.498% 1/1/36 (j)		851	856
5.5% 8/1/14 to 11/1/19		9,699	9,704
5.5% 10/1/22		8,315	8,293
5.553% 4/1/37 (j)		681	685
5.585% 3/1/36 (j)		4,498	4,530
5.625% 5/1/37 (j)		2,409	2,406
5.652% 8/1/36 (j)		4,643	4,680
5.692% 4/1/36 (j)		10,194	10,268
5.784% 3/1/37 (j)		2,367	2,388
5.787% 10/1/35 (j)		335	338
5.8% 5/1/37 (j)		5,357	5,411
5.809% 4/1/37 (j)		2,230	2,250
5.815% 1/1/36 (j)		440	444
5.828% 6/1/37 (j)		1,789	1,807
5.833% 5/1/37 (j)		800	808
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
5.835% 5/1/37 (j)		$ 505	$ 510
5.865% 5/1/37 (j)		2,916	2,939
5.96% 4/1/36 (j)		5,982	6,050
6% 7/1/16 to 2/1/19		7,976	8,135
6.015% 6/1/36 (j)		796	805
6.027% 4/1/37 (j)		2,678	2,705
6.088% 2/1/37 (j)		4,946	5,009
6.141% 2/1/37 (j)		649	656
6.162% 12/1/36 (j)		5,491	5,553
6.221% 5/1/36 (j)		657	666
6.27% 6/1/37 (j)		487	493
6.362% 7/1/36 (j)		893	905
6.416% 6/1/37 (j)		170	172
6.5% 10/1/10 to 3/1/22		7,081	7,253
6.511% 9/1/36 (j)		4,277	4,344
6.725% 8/1/37 (j)		1,325	1,350
7.581% 4/1/37 (j)		180	185
8.5% 3/1/20		11	12
TOTAL FREDDIE MAC			176,135
Government National Mortgage Association - 0.0%
6% 1/15/09 to 5/15/09		20	20
6.5% 4/15/26 to 5/15/26		43	45
7% 9/15/25 to 8/15/31		82	86
7.5% 2/15/22 to 8/15/28		142	150
8% 9/15/26 to 12/15/26		24	26
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			327
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $575,758)			578,211
Asset-Backed Securities - 0.4%

Amstel Corp. Loan Offering BV:
Series 2006-1 Class C, 5.191% 5/25/16 (j)	EUR	500	695
Series 2007-1:
Class B, 4.993% 3/25/17 (j)	EUR	1,100	1,565
Class C, 5.173% 3/25/17 (j)	EUR	800	1,135
Auto ABS Compartiment Series 2006-1 Class B, 4.242% 7/25/17 (j)	EUR	1,000	1,409
Asset-Backed Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Clock Finance BV Series 2007-1:
Class B2, 4.881% 2/25/15 (j)	EUR	700	$ 968
Class C2, 5.061% 2/25/15 (j)	EUR	400	550
Driver One GmbH Series 1 Class B, 4.644% 5/21/10 (j)	EUR	117	166
FCC SPARC Series 2007-1 Class D, 6.353% 7/15/10 (j)	EUR	500	692
Geldilux Ltd. Series 2007-TS Class C, 4.69% 9/8/14 (j)	EUR	400	542
GLS Ltd. Series 2006-1 Class C, 4.709% 7/15/14 (j)	EUR	500	707
Greene King Finance PLC Series A1, 6.0744% 6/15/31 (j)	GBP	1,000	2,039
Lambda Finance BV Series 2005-1X Class C1, 6.374% 11/15/29 (j)	GBP	500	992
Leek Finance PLC Series 18X Class BC, 5.123% 9/21/38 (j)	EUR	600	832
Mermaid Secured Finance Ltd. Series 2007-1:
Class C, 4.545% 1/30/40 (j)	EUR	400	559
Class D, 4.745% 1/30/40 (j)	EUR	550	769
Prime Bricks Series 2007-1:
Class B, 4.545% 1/30/40 (j)	EUR	550	769
Class C, 4.745% 1/30/40 (j)	EUR	450	629
Promise K 2006-1 GmbH Series I 2006-1 Class D, 5.425% 3/10/17 (j)	EUR	1,000	1,345
Provide Bricks Series 2007-1 Class B, 4.605% 1/30/40 (j)	EUR	1,400	1,944
Sedna Finance Corp.:
5.346% 12/23/14 (j)	EUR	500	656
5.48% 3/15/16 (j)	EUR	1,150	1,640
Stichting Mars Series 2006 Class C, 5.021% 8/28/14 (j)	EUR	1,000	1,384
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	60	119
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 6.945% 10/25/45 (j)	GBP	1,168	2,377
TOTAL ASSET-BACKED SECURITIES (Cost $22,888)			24,483
Collateralized Mortgage Obligations - 2.5%

Private Sponsor - 0.2%
EPIC PLC Series BROD Class D, 4.465% 1/22/16 (j)	EUR	400	555
Granite Mortgages PLC 4.591% 1/20/43 (j)	EUR	317	452
Holmes Financing No. 8 PLC floater Series 3 Class C, 5.059% 7/15/40 (j)	EUR	500	713
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Private Sponsor - continued
RMAC PLC Series 2005-NS4X Class M2A, 5.9175% 12/12/43 (j)	GBP	1,700	$ 3,380
RMAC Securities PLC 2006 floater Series 2006-NS4X Class M1A, 6.1075% 6/12/44 (j)	GBP	1,250	2,501
Shield BV Series 1 Class C, 4.611% 1/20/14 (j)	EUR	1,500	2,076
TOTAL PRIVATE SPONSOR			9,677
U.S. Government Agency - 2.3%
Fannie Mae:
floater Series 2007-95 Class A1, 5.3813% 8/27/36 (j)		16,587	16,581
planned amortization class Series 2002-83 Class ME, 5% 12/25/17		8,925	8,621
Fannie Mae Grantor Trust sequential payer Series 2005-93 Class HD, 4.5% 11/25/19		261	255
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		1,315	1,318
Series 2002-11 Class UC, 6% 3/25/17		2,618	2,662
Series 2002-71 Class UC, 5% 11/25/17		7,520	7,341
Series 2002-9 Class PC, 6% 3/25/17		258	261
Series 2003-113:
Class PD, 4% 2/25/17		4,890	4,696
Class PE, 4% 11/25/18		1,515	1,382
Series 2003-128 Class NE, 4% 12/25/16		2,550	2,445
Series 2003-70 Class BJ, 5% 7/25/33		890	821
Series 2003-85 Class GD, 4.5% 9/25/18		1,225	1,182
Series 2004-80 Class LD, 4% 1/25/19		1,980	1,886
Series 2004-81:
Class KC, 4.5% 4/25/17		1,395	1,378
Class KD, 4.5% 7/25/18		3,035	2,944
sequential payer:
Series 2003-18 Class EY, 5% 6/25/17		3,564	3,535
Series 2004-95 Class AN, 5.5% 1/25/25		2,184	2,181
Series 2005-117, Class JN, 4.5% 1/25/36		808	702
Series 2005-29 Class KA, 4.5% 2/25/35		2,797	2,714
Series 2005-47 Class AK, 5% 6/25/20		7,595	7,314
Freddie Mac planned amortization class Series 2115 Class PE, 6% 1/15/14		199	199
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 6.2525% 1/15/30 (j)		$ 6,406	$ 6,432
Series 2630 Class FL, 6.2525% 6/15/18 (j)		104	105
planned amortization class:
Series 2378 Class PE, 5.5% 11/15/16		2,757	2,767
Series 2425 Class JH, 6% 3/15/17		1,343	1,368
Series 2628 Class OP, 3.5% 11/15/13		1,503	1,492
Series 2695 Class DG, 4% 10/15/18		3,865	3,616
Series 2743 Class HE, 4.5% 2/15/19		4,390	4,213
Series 2773 Class EG, 4.5% 4/15/19		14,395	13,832
Series 2831 Class PB, 5% 7/15/19		3,990	3,870
Series 2866 Class XE, 4% 12/15/18		4,450	4,245
Series 2996 Class MK, 5.5% 6/15/35		909	914
sequential payer:
Series 2570 Class CU, 4.5% 7/15/17		366	360
Series 2572 Class HK, 4% 2/15/17		540	529
Series 2617 Class GW, 3.5% 6/15/16		489	484
Series 2627:
Class BG, 3.25% 6/15/17		243	231
Class KP, 2.87% 12/15/16		253	239
Series 2685 Class ND, 4% 10/15/18		1,745	1,585
Series 2773 Class TA, 4% 11/15/17		3,072	2,975
Series 2849 Class AL, 5% 5/15/18		1,507	1,488
Series 2860 Class CP, 4% 10/15/17		473	463
Series 2930 Class KT, 4.5% 2/15/20		7,833	7,201
Series 2937 Class HJ, 5% 10/15/19		1,739	1,721
Series 2863 Class DB, 4% 9/15/14		255	245
Series 2975 Class NA, 5% 7/15/23		1,677	1,678
TOTAL U.S. GOVERNMENT AGENCY			132,471
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $140,758)			142,148
Commercial Mortgage Securities - 0.4%

Broadgate PLC 6.8013% 10/5/25 (j)	GBP	925	1,859
Bruntwood Alpha PLC Series 2007-1 Class C, 6.5% 1/15/17 (j)	GBP	700	1,384
Commercial Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Canary Wharf Finance II plc Series 3MUK Class C2, 6.2244% 10/22/37 (j)	GBP	1,000	$ 1,951
European Property Capital Series 4 Class C, 5.9494% 7/20/14 (j)	GBP	297	599
German Residential Asset Note Distributor PLC Series 1 Class A, 4.461% 7/20/16 (j)	EUR	1,351	1,796
JLOC 36 LLC Reg. S:
Class A1, 1.1875% 2/16/16 (j)	JPY	93,660	814
Class B, 1.3575% 2/16/16 (j)	JPY	94,700	823
JLOC 37 LLC (Reg. S) Series X Class B1, 1.1507% 1/15/15 (j)	JPY	110,000	956
Opera Finance (CMH) PLC Class B, 4.509% 1/15/15 (j)	EUR	1,100	1,535
Opera Finance PLC 5.9763% 7/31/13 (j)	GBP	988	2,003
Paris Prime Community Real Estate Series 2006-1 Class B, 4.235% 4/22/14 (g)(j)	EUR	1,000	1,401
Real Estate Capital Foundation Ltd. Series 3 Class A, 5.8% 7/15/16 (j)	GBP	2,000	3,979
Rivoli Pan Europe PLC Series 2006-1 Class B 4.297% 8/3/18 (j)	EUR	650	896
Skyline BV Series 2007-1 Class D, 5.013% 7/22/43 (j)	EUR	1,100	1,490
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $20,244)			21,486
Foreign Government and Government Agency Obligations - 18.9%

Arab Republic 8.75% 7/18/12 (g)	EGP	20,370	3,742
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		9,706	8,832
5.389% 8/3/12 (j)		21,609	19,398
7% 3/28/11		20,015	18,752
7% 9/12/13		22,360	19,418
11.85% 3/5/08 (j)	ARS	5,964	1,892
Austrian Republic 5% 12/20/24 (g)	CAD	2,000	2,031
Banco Central del Uruguay:
value recovery A rights 1/2/21 (a)(l)		1,000,000	0
value recovery B rights 1/2/21 (a)(l)		750,000	0
Belgian Kingdom:
4% 3/28/17	EUR	16,000	21,988
5% 3/28/35	EUR	2,250	3,348
Brazilian Federative Republic:
6% 9/15/13		1,700	1,697
7.125% 1/20/37		6,910	7,739
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Brazilian Federative Republic: - continued
8.25% 1/20/34		$ 5,500	$ 6,938
8.75% 2/4/25		5,440	6,939
10% 1/1/10	BRL	7,397	3,925
11% 8/17/40		13,790	18,451
12.25% 3/6/30		8,910	15,414
12.75% 1/15/20		4,685	7,437
Canadian Government:
4% 6/1/17	CAD	27,400	26,808
5% 6/1/37	CAD	21,500	23,645
5.25% 6/1/12	CAD	50,300	52,783
5.5% 6/1/09	CAD	10,500	10,789
5.75% 6/1/29	CAD	9,750	11,541
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		2,770	2,675
warrants 11/15/20 (a)(l)		2,750	638
Chilean Republic 5.5% 1/15/13		2,740	2,786
Colombian Republic:
7.375% 9/18/37		6,150	6,756
11.75% 3/1/10	COP	3,866,000	2,002
11.75% 2/25/20		2,555	3,743
Dominican Republic:
(Reg. S) 9.5% 9/27/11		3,487	3,692
Brady 6.3125% 8/30/09 (j)		1,283	1,278
6.25% 8/30/24 (j)		12,873	12,828
9.04% 1/23/18 (g)		5,897	6,619
Ecuador Republic:
10% 8/15/30 (Reg. S)		9,525	8,811
euro par 5% 2/28/25		1,580	1,164
Finnish Government 3.875% 9/15/17	EUR	49,700	67,853
French Republic:
3.5% 7/12/11	EUR	75,250	104,747
4% 4/25/55	EUR	750	946
5.5% 4/25/29	EUR	10,600	16,809
German Federal Republic:
3.75% 12/12/08	EUR	12,025	17,079
4% 4/13/12	EUR	3,920	5,548
4.25% 7/4/17	EUR	550	779
4.25% 7/4/39	EUR	10,000	13,483
Ghana Rep 8.5% 10/4/17 (g)		3,150	3,209
Indonesian Republic:
(Reg. S) 6.75% 3/10/14		3,275	3,378
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Indonesian Republic: - continued
6.625% 2/17/37 (g)		$ 7,550	$ 7,220
Islamic Republic of Pakistan:
6.75% 2/19/09		3,210	3,146
6.875% 6/1/17 (g)		530	466
7.125% 3/31/16 (g)		2,575	2,330
Italian Republic 6% 5/1/31	EUR	2,030	3,344
Japan Government:
0.9% 12/22/08	JPY	620,000	5,405
0.9% 11/20/20 (j)	JPY	1,300,000	10,854
0.93% 7/20/20 (j)	JPY	825,000	6,732
1.2% 5/20/22 (j)	JPY	750,000	6,514
1.4% 3/21/11	JPY	2,275,000	20,057
1.5% 3/20/14	JPY	2,365,000	20,807
1.9% 6/20/16	JPY	1,872,000	16,760
2.4% 12/20/34	JPY	1,500,000	13,038
Real Return Bond 1.1% 12/10/16	JPY	3,879,420	33,390
Lebanese Republic:
(Reg. S):
7.875% 5/20/11		4,320	4,158
8.625% 6/20/13		1,540	1,498
8.63% 11/30/09 (j)		9,170	9,032
7.125% 3/5/10		1,140	1,097
8.63% 11/30/09 (g)(j)		2,180	2,147
Peruvian Republic:
3% 3/7/27 (f)		900	682
6.4375% 3/7/27 (j)		1,545	1,541
euro Brady past due interest 6.4375% 3/7/17 (j)		1,939	1,937
Philippine Republic:
8.25% 1/15/14		7,120	7,930
8.875% 3/17/15		3,120	3,615
9% 2/15/13		4,645	5,295
9.5% 2/2/30		2,305	3,014
9.875% 1/15/19		5,750	7,346
10.625% 3/16/25		4,275	6,006
Republic of Fiji 6.875% 9/13/11		2,785	2,520
Republic of Serbia 3.75% 11/1/24 (f)(g)		2,035	1,933
Russian Federation:
7.5% 3/31/30 (g)		3,861	4,315
7.5% 3/31/30 (Reg. S)		39,056	43,645
12.75% 6/24/28 (Reg. S)		7,145	12,718
South African Republic 6.5% 6/2/14		3,710	3,896
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Turkish Republic:
Indexed Linked CPI 10% 2/15/12	TRY	2,455	$ 2,067
6.75% 4/3/18		3,185	3,249
6.875% 3/17/36		8,025	7,664
7% 9/26/16		7,620	7,763
7.375% 2/5/25		5,265	5,462
11% 1/14/13		8,460	10,268
11.875% 1/15/30		7,575	11,760
Ukraine Cabinet of Ministers 6.58% 11/21/16 (g)		7,570	7,665
United Kingdom, Great Britain & Northern Ireland:
4.25% 12/7/27	GBP	8,000	15,244
4.25% 6/7/32	GBP	850	1,633
4.25% 3/7/36	GBP	16,680	32,234
4.25% 12/7/46	GBP	19,100	37,232
5.75% 12/7/09	GBP	2,000	4,156
United Mexican States:
6.75% 9/27/34		1,725	1,879
7.5% 4/8/33		7,695	9,142
8.3% 8/15/31		11,360	14,569
9% 12/20/12	MXN	14,619	1,406
Uruguay Republic:
5% 9/14/18	UYU	38,775	1,873
8% 11/18/22		4,142	4,587
Venezuelan Republic:
oil recovery rights 4/15/20 (a)(l)		3,260	122
5.375% 8/7/10		2,010	1,889
6.36% 4/20/11 (j)		10,085	9,419
7.65% 4/21/25		4,440	3,996
8.5% 10/8/14		3,805	3,815
9.25% 9/15/27		15,865	16,500
9.375% 1/13/34		3,730	3,898
10.75% 9/19/13		7,788	8,606
13.625% 8/15/18		6,900	9,108
Vietnamese Socialist Republic Brady par 4% 3/12/28 (f)		1,890	1,583
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,025,733)			1,093,507
Supranational Obligations - 0.2%
		Principal Amount (000s) (d)	Value (000s)
European Investment Bank 4.75% 10/15/17	EUR	5,875	$ 8,490
Inter-American Development Bank 6.625% 4/17/17	PEN	5,600	1,841
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $9,623)			10,331
Common Stocks - 0.4%
		Shares
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Intermet Corp. (a)(m)		113,725	206
Diversified Consumer Services - 0.1%
Coinmach Service Corp. unit		330,000	6,105
Hotels, Restaurants & Leisure - 0.1%
Centerplate, Inc. unit		165,925	2,866
Media - 0.0%
Virgin Media, Inc. warrants 1/10/11 (a)		6	0
TOTAL CONSUMER DISCRETIONARY			9,177
INDUSTRIALS - 0.2%
Airlines - 0.2%
Delta Air Lines, Inc. (a)		593,040	10,645
Northwest Airlines Corp. (a)		114,501	2,038
			12,683
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (a)(g)		895	2
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		7,275	202
TOTAL COMMON STOCKS (Cost $20,299)			22,064
Preferred Stocks - 0.2%
		Shares	Value (000s)
Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%		6,600	$ 333
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%		1,690	1,783
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Fresenius Medical Care Capital Trust II 7.875%		1,260	1,284
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%		119	1
Wireless Telecommunication Services - 0.1%
Rural Cellular Corp. 12.25% pay-in-kind		5,078	6,348
TOTAL TELECOMMUNICATION SERVICES			6,349
TOTAL NONCONVERTIBLE PREFERRED STOCKS			9,416
TOTAL PREFERRED STOCKS (Cost $8,873)			9,749
Floating Rate Loans - 4.3%
		Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.1%
Dana Corp. term loan 7.98% 4/13/08 (j)		$ 2,390	2,375
Delphi Corp. term loan 8.125% 12/31/07 (j)		2,220	2,214
Lear Corp. term loan 7.7892% 4/25/12 (j)		2,455	2,406
			6,995
Automobiles - 0.5%
AM General LLC:
Tranche B, term loan 8.4091% 9/30/13 (j)		3,769	3,746
8.7975% 9/30/12 (j)		132	131
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Automobiles - continued
Ford Motor Co. term loan 8.7% 12/15/13 (j)		$ 24,942	$ 24,131
General Motors Corp. term loan 7.735% 11/29/13 (j)		975	946
			28,954
Diversified Consumer Services - 0.1%
Affinion Group Holdings, Inc. term loan 11.6775% 3/1/12 (j)		4,150	4,026
Hotels, Restaurants & Leisure - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 7.4129% 2/16/14 (j)		144	139
OSI Restaurant Partners, Inc.:
term loan 7.4375% 6/14/14 (j)		498	477
7.7731% 6/14/13 (j)		41	39
Six Flags, Inc. Tranche B, term loan 7.75% 4/30/15 (j)		728	695
			1,350
Media - 0.4%
Advanstar, Inc. Tranche 2LN, term loan 10.1981% 11/30/14 (j)		380	363
Charter Communications Operating LLC Tranche B 1LN, term loan:
7.13% 3/6/14 (j)		4,210	4,073
7.36% 3/6/14 (j)		6,242	6,039
CSC Holdings, Inc. Tranche B, term loan 7.5688% 3/31/13 (j)		6,300	6,206
Discovery Communications, Inc. term loan 7.1981% 5/14/14 (j)		1,047	1,034
Riverdeep Interactive Learning USA, Inc. term loan:
7.9481% 12/20/13 (j)		814	806
11.9375% 12/21/07 (j)		848	839
			19,360
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. term loan 7.4481% 4/6/13 (j)		2,008	1,977
Specialty Retail - 0.3%
Claire's Stores, Inc. term loan 7.9481% 5/29/14 (j)		4,439	4,161
Michaels Stores, Inc. term loan 7.6382% 10/31/13 (j)		5,137	4,957
Sally Holdings LLC Tranche B, term loan 8.006% 11/16/13 (j)		743	720
Toys 'R' US, Inc. term loan 8.665% 12/9/08 (j)		6,110	6,049
			15,887
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
term loan 9.11% 3/5/14 (j)		$ 1,650	$ 1,654
Tranche B 1LN, term loan 7.087% 9/5/13 (j)		4,917	4,862
			6,516
TOTAL CONSUMER DISCRETIONARY			85,065
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 7.1563% 6/5/13 (j)		1,096	1,080
Food & Staples Retailing - 0.1%
Rite Aid Corp. Tranche ABL, term loan 7.3312% 6/4/14 (j)		2,700	2,636
TOTAL CONSUMER STAPLES			3,716
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA term loan 7.1288% 1/12/14 (j)		571	563
Oil, Gas & Consumable Fuels - 0.2%
Coffeyville Resources LLC:
Credit-Linked Deposit 8.26% 12/28/10 (j)		532	516
Tranche D, term loan 8.6096% 12/28/13 (j)		2,734	2,652
Helix Energy Solutions Group, Inc. term loan 7.6631% 7/1/13 (j)		1,356	1,326
Sandridge Energy, Inc. term loan 8.625% 4/1/15 (j)		4,370	4,348
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.235% 10/31/12 (j)		540	536
term loan 7.5413% 10/31/12 (j)		2,205	2,188
Venoco, Inc. Tranche 2LN, term loan 9.875% 5/7/14 (j)		410	402
			11,968
TOTAL ENERGY			12,531
FINANCIALS - 0.2%
Diversified Financial Services - 0.0%
MGM Holdings II, Inc. Tranche B, term loan 8.4481% 4/8/12 (j)		2,275	2,173
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche B, term loan 7.42% 12/16/10 (j)		$ 3,554	$ 3,496
Real Estate Management & Development - 0.1%
Realogy Corp.:
Tranche B, term loan 8.36% 10/10/13 (j)		6,704	6,268
8.32% 10/10/13 (j)		1,809	1,692
			7,960
TOTAL FINANCIALS			13,629
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Community Health Systems, Inc.:
term loan 7.7563% 7/25/14 (j)		6,145	6,022
Tranche DD, term loan 7/25/14 (n)		405	397
DaVita, Inc. Tranche B1, term loan 6.8454% 10/5/12 (j)		3,576	3,504
HCA, Inc. Tranche B, term loan 7.4481% 11/17/13 (j)		14,510	14,220
Health Management Associates, Inc. Tranche B, term loan 6.9481% 2/28/14 (j)		955	906
			25,049
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 8.11% 2/21/13 (j)		90	88
Tranche 2LN, term loan 12.36% 2/21/14 (j)		140	136
Hawker Beechcraft Corp.:
term loan 7.1928% 3/26/14 (j)		3,376	3,275
7.1981% 3/26/14 (j)		287	278
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 7.61% 9/29/13 (j)		165	162
Tranche 2LN, term loan 10.95% 3/28/14 (j)		70	69
			4,008
Commercial Services & Supplies - 0.1%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 6.82% 3/28/14 (j)		212	209
term loan 6.7783% 3/28/14 (j)		390	385
ARAMARK Corp.:
term loan 7.1981% 1/26/14 (j)		1,990	1,950
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
ARAMARK Corp.: - continued
7.485% 1/26/14 (j)		$ 142	$ 139
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 11.3375% 2/7/15 (j)		650	619
			3,302
Electrical Equipment - 0.0%
Baldor Electric Co. term loan 7.1235% 1/31/14 (j)		324	319
Industrial Conglomerates - 0.0%
Walter Industries, Inc. term loan 7.2639% 10/3/12 (j)		97	95
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 7.5586% 10/17/12 (j)		53	53
Dresser, Inc.:
Tranche 2LN, term loan 11.1288% 5/4/15 pay-in-kind (j)		4,050	3,969
Tranche B 1LN, term loan 7.9982% 5/4/14 (j)		534	526
Navistar International Corp.:
term loan 8.61% 1/19/12 (j)		2,310	2,264
Credit-Linked Deposit 8.5908% 1/19/12 (j)		840	823
			7,635
Road & Rail - 0.0%
Laidlaw International, Inc. Tranche B, term loan 7.26% 7/31/13 (j)		695	693
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 8.8959% 11/30/14 (j)		810	713
VWR Funding, Inc. term loan 7.6981% 6/29/14 (j)		1,440	1,364
			2,077
TOTAL INDUSTRIALS			18,129
INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.1%
Affiliated Computer Services, Inc. Tranche B2, term loan 7.6919% 3/20/13 (j)		3,623	3,569
SunGard Data Systems, Inc. term loan 7.3563% 2/28/14 (j)		5,522	5,412
			8,981
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc. term loan 7.33% 12/1/13 (j)		$ 5,092	$ 4,862
Software - 0.1%
Kronos, Inc. Tranche 1LN, term loan 7.4481% 6/11/14 (j)		3,950	3,772
Open Solutions, Inc. term loan 7.485% 1/23/14 (j)		239	228
			4,000
TOTAL INFORMATION TECHNOLOGY			17,843
MATERIALS - 0.6%
Chemicals - 0.2%
Berry Plastics Group, Inc. term loan 12.72% 6/5/14 (j)		5,330	4,805
Celanese Holding LLC:
Revolving Credit-Linked Deposit 7.07% 4/2/13 (j)		206	199
term loan 7.11% 4/2/14 (j)		1,131	1,110
Lyondell Chemical Co. term loan 6.6306% 8/16/13 (j)		4,930	4,893
Momentive Performance Materials, Inc. Tranche B1, term loan 7.8125% 12/4/13 (j)		1,032	1,012
Solutia, Inc. Tranche B, term loan 8.36% 3/31/08 (j)		180	179
			12,198
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 7.3595% 4/3/15 (j)		4,885	4,763
Metals & Mining - 0.1%
Aleris International, Inc. term loan 7.5655% 12/19/13 (j)		2,806	2,680
Novelis Corp. term loan 7.2% 7/6/14 (j)		4,489	4,354
			7,034
Paper & Forest Products - 0.2%
Georgia-Pacific Corp. Tranche B1, term loan 7.4119% 12/23/12 (j)		11,672	11,453
TOTAL MATERIALS			35,448
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
Intelsat Bermuda Ltd. term loan 7.8587% 1/12/14 (j)		1,880	1,859
Level 3 Communications, Inc. term loan 7.61% 3/13/14 (j)		8,440	8,282
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Paetec Communications, Inc. Tranche B, term loan 7.6288% 2/28/13 (j)		$ 309	$ 305
Wind Telecomunicazioni SpA:
term loan 12.61% 12/12/11 pay-in-kind (j)		3,647	3,574
Tranche 2, term loan 11.59% 3/21/15 (j)		2,840	2,883
Tranche B, term loan 7.5694% 9/21/13 (j)		1,420	1,406
Tranche C, term loan 8.3194% 9/21/14 (j)		1,420	1,406
			19,715
Wireless Telecommunication Services - 0.1%
American Cellular Corp.:
Tranche B, term loan 7.36% 3/15/14 (j)		595	592
Tranche DD, term loan 3/15/14 (n)		64	63
Leap Wireless International, Inc. Tranche B, term loan 7.4481% 6/16/13 (j)		622	613
MetroPCS Wireless, Inc. Tranche B, term loan 7.5789% 11/3/13 (j)		1,449	1,427
			2,695
TOTAL TELECOMMUNICATION SERVICES			22,410
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
Boston Generating LLC:
Credit-Linked Deposit 7.3231% 12/20/13 (j)		219	215
Tranche 1LN, revolver loan 7.485% 12/20/13 (j)		61	60
Tranche 2LN, term loan 9.61% 6/20/14 (j)		210	208
Tranche B 1LN, term loan 7.4481% 12/20/13 (j)		982	963
Calpine Corp. Tranche D, term loan 7.4481% 3/29/09 (j)		7,751	7,615
NRG Energy, Inc.:
term loan:
6/8/14 (n)		1,581	1,549
6.9481% 2/1/13 (j)		4,939	4,840
6.8481% 2/1/13 (j)		2,055	2,014
			17,464
TOTAL FLOATING RATE LOANS (Cost $257,711)			251,284
Sovereign Loan Participations - 0.1%
		Principal Amount (000s) (d)	Value (000s)
Indonesian Republic loan participation:
- Barclays Bank 6.25% 3/28/13 (j)		$ 174	$ 172
- Citibank:
6.25% 3/28/13 (j)		610	604
6.25% 12/14/19 (j)		1,417	1,360
- Credit Suisse First Boston 6.25% 3/28/13 (j)		2,739	2,712
- Deutsche Bank:
1.407% 3/28/13 (j)	JPY	75,124	634
6.25% 3/28/13 (j)		784	776
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $5,904)			6,258
Fixed-Income Funds - 5.5%
		Shares
Fidelity Floating Rate Central Fund (k) (Cost $329,494)		3,273,798	319,583
Preferred Securities - 0.8%
		Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%		$ 14,100	14,746
Net Servicos de Comunicacao SA 9.25% (g)		7,135	7,401
			22,147
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Pemex Project Funding Master Trust 7.75%		19,578	19,949
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 2 Ltd. 4.85% (j)		1,300	1,656
MUFG Capital Finance 3 Ltd. 2.68% (j)	JPY	150,000	1,298
			2,954
TOTAL PREFERRED SECURITIES (Cost $44,355)			45,050
Other - 0.0%
		Principal Amount (000s) (d)	Value (000s)
Delta Air Lines ALPA Claim (a) (Cost $99)		$ 8,380	$ 461
Money Market Funds - 12.6%
		Shares
Fidelity Cash Central Fund, 5.12% (b) (Cost $729,455)		729,455,178	729,455
Cash Equivalents - 0.1%
		Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 3.95%, dated 9/28/07 due 10/1/07 (Collateralized by U.S. Government Obligations) # (Cost $6,881)		$ 6,883	6,881
TOTAL INVESTMENT PORTFOLIO - 107.5% (Cost $6,138,817)			6,223,946
NET OTHER ASSETS - (7.5)%			(434,300)
NET ASSETS - 100%			$ 5,789,646
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.68% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2009	$ 70,000	71
Receive semi-annually a fixed rate equal to 4.81% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2009	55,000	73
Receive semi-annually a fixed rate equal to 4.915% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	August 2009	10,000	36
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.37% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	July 2009	$ 22,000	$ 260
Receive semi-annually a fixed rate equal to 5.52% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	July 2012	9,500	264
		$ 166,500	$ 704
Currency Abbreviations
ARS	-	Argentine peso
BRL	-	Brazilian real
CAD	-	Canadian dollar
COP	-	Colombian peso
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
MXN	-	Mexican peso
PEN	-	Peruvian new sol
RUB	-	Russian ruble
TRY	-	New Turkish Lira
UYU	-	Uruguay peso
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $421,566,000 or 7.3% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(l) Quantity represents share amount.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $206,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Intermet Corp.	1/7/05 - 1/13/05	$ 2,153

(n) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $2,050 and $2,009, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$6,881,000 due 10/01/07 at 3.95%
Banc of America Securities LLC	$ 1,407
Barclays Capital, Inc.	2,205
Deutsche Bank Securities, Inc.	3,269
$ 6,881
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 18,645
Fidelity Floating Rate Central Fund	15,748
Total	$ 34,393

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 138,003	$ 191,912	$ -	$ 319,583	13.4%
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $6,131,177,000. Net unrealized appreciation aggregated $92,769,000, of which $155,195,000 related to appreciated investment securities and $62,426,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 29, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 29, 2007